Prudential Day One Income Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 89.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	427,063	$3,548,892
PGIM Global Real Estate Fund (Class R6)	65,608	1,106,806
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	18,265	222,650
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	115,427	1,126,572
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	102,011	1,103,761
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	157,783	2,590,796
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	21,182	222,839
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	87,717	1,393,825
PGIM TIPS Fund (Class R6)	597,363	5,119,400
PGIM Total Return Bond Fund (Class R6)	307,152	3,553,743

Total Long-Term Investments (cost $21,149,721)		19,989,284

Short-Term Investment 10.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,219,799)	2,219,799	2,219,799

TOTAL INVESTMENTS 99.9% (cost $23,369,520)(wd)		22,209,083
Other assets in excess of liabilities 0.1%		26,225

Net Assets 100.0%		$22,235,308

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds